CRYPTO ASSETS HELD (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF CRYPTO ASSETS HELD AT FAIR VALUE

The following table presents a summary of the crypto assets held at fair value by the Group:

	As of December 31,
	2024			2025
	Units	Cost Basis	Fair value	Units	Cost Basis	Fair value
USDT	-	$-	$-	571,907	$570,275	$571,278
Others(1)	-	-	-	1,383	484	484
Total Crypto assets held	-	$-	$-	573,290	$570,759	$571,762

(1)	Includes various other crypto currency asset balances, none of which individually represented more than 5% of total crypto currency assets as of December 31, 2024 and 2025.

SCHEDULE OF FAIR VALUE ROLL-FORWARD OF GROUP’S CRYPTO ASSETS HELD AT FAIR VALUE

The following table is a fair value roll-forward of the Group’s crypto assets held at fair value:

	For the year ended December 31, 2025
	USDT	Others	Total
Crypto assets held January 1, 2025	$-	-	-
Additions(1)	20,420,416	603	20,421,019
Dispositions(2)	(19,849,138)	(119)	(19,849,257)
Crypto assets held December 31, 2025	$571,278	484	571,762

(1)	Additions represented the crypto assets received as borrowings from Antalpha Digital Pte Ltd described in Note 12 and crypto assets received from disposal of BTC for USDT.
(2)	Dispositions represent crypto asset payments for costs and expenses.